Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2013
Certain risks and concentration
Schedule of consolidated financial information of the Group's VIEs and VIE's subsidiary excluding the inter company items with the Group's subsidiaries included in the accompanying consolidated financial statements

	December 31,
	2012	2013
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	204,606	575,262
Short-term deposits	90,000	594,000
Accounts receivable, net	41,824	48,329
Amount due from a related party	1,073	73
Prepayments and other current assets	14,897	29,753
Deferred tax assets	25,666	51,631

Total current assets	378,066	1,299,048

Non-current assets
Deferred tax assets	92	383
Investments	2,950	33,920
Property and equipment, net	88,709	100,059
Intangible assets, net	3,218	9,717

Total non-current assets	94,969	144,079

Total assets	473,035	1,443,127

Liabilities
Current liabilities
Accounts payable	27,124	55,818
Deferred revenue	158,323	292,380
Advances from customers	7,271	10,656
Income taxes payable	32,885	47,974
Accrued liabilities and other current liabilities	81,223	197,851
Amounts due to related parties	2,604	2,640

Total current liabilities	309,430	607,319

Non-current liabilities
Deferred revenue	4,525	8,457

Total liabilities	313,955	615,776

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Net revenues	232,376	702,929	1,669,852
Net (loss) income	(79,334)	80,071	486,095

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Net cash provided by operating activities	57,313	322,378	845,198
Net cash used in investing activities	(46,475)	(152,197)	(592,390)

	10,838	170,181	252,808

Summary of the percentage of accounts receivable from collection agencies and customers with over 10% of total accounts receivable

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Collection agencies and customers
B1	31%	34%	25%
B2	*	*	12%
B3	*	16%	11%
B4	12%	*	*
B5	12%	*	*
*
Less than 10%